Discontinued Operation (Tables)	12 Months Ended
Sep. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of current assets and current liabilities of the discontinued operation
	As of September 30,
	2021	2022
Assets of discontinued operation
Accounts receivable	$82,790	$-
Advance to suppliers	1,135	-
Other receivable and prepaid expense	8,072	-
Total current assets	91,997	-
Property and equipment, net	46,381	-
Total assets	$138,378	$-

Liabilities of discontinued operation
Accounts payable	$293,073	$207,206
Advance from customers	35,971	-
Other payable	664	62,119
Income tax payable	479,513	434,343
Total current liabilities	809,221	703,668
Total liabilities	$809,221	$703,668

Schedule of revenues and income(loss) from discontinued operation
	Years Ended September 30,
	2020	2021	2022
Net revenues	$1,595,227	$342,636	$1,335
Cost of revenues	(1,348,578)	(292,266)	(1,795)
Loss from discontinued operation before income tax	(76,291)	(26,272)	(81,605)
Income tax benefit (expense)	18,915	(10,132)	-
Loss from discontinued operation, net of income tax	$(57,376)	$(36,404)	$(81,605)